UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 13 , 2008


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $149,842 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      381     7142 SH       Sole                                       7142
Apple Computer                 COM              037833100      719     8421 SH       Sole                                       8421
Automatic Data Processing Inc  COM              053015103     5135   130524 SH       Sole                                     130524
BP PLC ADR                     COM              055622104      434     9280 SH       Sole                                       9280
Canon Inc. ADR                 COM              138006309     4888   155659 SH       Sole                                     155659
Cisco Systems                  COM              17275R102     2298   140952 SH       Sole                                     140952
Coca Cola Co Com               COM              191216100     5627   124292 SH       Sole                                     124292
Donaldson Inc                  COM              257651109     7311   217277 SH       Sole                                     217277
Dover Corp                     COM              260003108     3773   114607 SH       Sole                                     114607
Echelon                        COM              27874n105      504    61900 SH       Sole                                      61900
Ecolab Inc                     COM              278865100     3764   107098 SH       Sole                                     107098
Emerson Electric Co            COM              291011104     5291   144533 SH       Sole                                     144533
Exxon Mobil Corp     Com       COM              30231g102     4055    50796 SH       Sole                                      50796
FedEx Corp                     COM              31428x106     2848    44391 SH       Sole                                      44391
General Electric               COM              369604103      544    33585 SH       Sole                                      33585
Home Depot Inc                 COM              437076102     3703   160855 SH       Sole                                     160855
Illinois Tool Works            COM              452308109     4631   132135 SH       Sole                                     132135
Intel Corp                     COM              458140100     2260   154143 SH       Sole                                     154143
Johnson & Johnson              COM              478160104     6650   111145 SH       Sole                                     111145
Luminex Corp Com               COM              55027E102     1295    60628 SH       Sole                                      60628
Microsoft Corp                 COM              594918104     3271   168268 SH       Sole                                     168268
Molex Inc.                     COM              608554101     2490   171811 SH       Sole                                     171811
National Instr Corp            COM              636518102     2465   101187 SH       Sole                                     101187
Nokia                          COM              654902204     2255   144571 SH       Sole                                     144571
Nordson Corp                   COM              655663102     4109   127249 SH       Sole                                     127249
Novartis ADR                   COM              66987V109     4864    97742 SH       Sole                                      97742
PepsiCo Inc                    COM              713448108     4482    81835 SH       Sole                                      81835
Procter & Gamble               COM              742718109     8974   145159 SH       Sole                                     145159
Sabine Royalty Trust UBI       COM              785688102      573    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105    19092   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108     4440   104900 SH       Sole                                     104900
Sigma Aldrich                  COM              826552101     6301   149182 SH       Sole                                     149182
Sysco Corp                     COM              871829107     3870   168696 SH       Sole                                     168696
Telefonica de Espana           COM              879382208      916    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     4123    74753 SH       Sole                                      74753
W.W. Grainger                  COM              384802104     6307    79994 SH       Sole                                      79994
Wal-Mart Stores                COM              931142103     4930    87933 SH       Sole                                      87933
Wyeth                          COM              983024100      270     7200 SH       Sole                                      17200
REPORT SUMMARY		       38 DATA RECORDS		     149842         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

